Organization and Business Operations	12 Months Ended
Dec. 31, 2017
Organization and Business Operations [Abstract]
Organization and Business Operations
1. Organization and Business Operations

Incorporation and Business Purpose
Hunter Maritime Acquisition Corp. (the "Company") was incorporated in the Republic of the Marshall Islands on June 24, 2016. The Company's registered address is Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.
The Company was formed for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, debt acquisition, stock purchase, reorganization or other similar business combination, vessels, vessel contracts (including contracts for the purchase and charter-in by the Company of vessels) or one or more operating businesses in the international maritime shipping industry, or one or more different sectors that may be unrelated to the shipping industry, that it has not yet identified ("Initial Business Combination").   As of December 31, 2017, the Company had not commenced any operations. The Company will not generate any operating revenues until after completion of its Initial Business Combination, at the earliest.  The Company has until November 23, 2018, the date which is 24 months following the completion of its Public Offering (discussed below), to complete its Initial Business Combination.
Financing
On July 11, 2016, Bocimar Hunter NV, the Company's sponsor (the "Sponsor") purchased 4,312,500 Class B Common Shares of the Company (the "Founder Shares") for $25,000, or $0.006 per share.
On November 23, 2016 (the "Closing Date"), the Company closed its initial public offering of 15,000,000 units (the "Units") at $10.00 per Unit, each Unit consisting of one Class A common share of the Company, par value $0.0001 per share (the "Class A Common Shares") and one-half of one warrant (the "Warrants"), each whole Warrant entitling the holder thereof to purchase one Class A Common Share at $11.50 (the "Public Offering").  The Company also granted the underwriters of the Public Offering a 45-day option to purchase up to 2,250,000 additional Units to cover overallotments (the "Over-allotment Option").  The Class A Common Shares sold as part of the Units in the Public Offering are sometimes referred to herein as the "Public Shares."
At the Closing Date, the Sponsor purchased an aggregate of 3,333,333 warrants (the "Private Placement Warrants") at a purchase price of $1.50 per warrant, or $5,000,000 in the aggregate, in a private placement (the "Private Placement"). The Private Placement Warrants are included under the heading Additional paid-in capital on the Consolidated Statement of Financial Position.
As of the Closing Date, after paying an underwriting fee of $3,000,000 and retaining funds designated for Public Offering expenses and operational use of $2,000,000, the remaining net proceeds of $150,000,000 were deposited in a trust account with Continental Stock Transfer and Trust Company acting as trustee (the "Trust Account") as described below.
On December 16, 2016, the Company completed the sale of an additional 173,100 units (the "Additional Units") of the Company to the underwriters of its Public Offering at the public offering price per unit pursuant to a partial exercise of the Over-allotment Option granted to the underwriters in connection with the Public Offering. Each unit consists of one Class A common share and one half of one warrant of the Company. Each whole warrant entitles the holder thereof to purchase one Class A common share for $11.50 per share. The Company received $1,696,380 in net proceeds from the sale, which included $60,585 in the aggregate payable to the underwriters for deferred underwriting commissions.
In connection with the sale of the Additional Units, the Company completed the private sale of an additional 23,080 warrants (the "Additional Private Placement Warrants") to Sponsor at a purchase price of $1.50 per Additional Private Placement Warrant, generating gross proceeds to the Company of $34,620. The Additional Private Placement Warrants are included under the heading Additional paid-in capital on the Consolidated Statement of Financial Position.
A total of $1,731,000, comprised of the net proceeds of the sale of the Additional Units and the proceeds of the sale of the Additional Private Placement Warrants, was placed in the Trust Account.
On January 2, 2017, the over-allotment option on the Company's shares offered in the IPO expired.
The Company's sponsor, Bocimar Hunter NV, forfeited 519,225 class B Common shares or Founder Shares.  These shares were subsequently cancelled.
The Company has neither engaged in any operations nor generated significant revenue to date. The Company's only activities between inception and the closing of its Public Offering were organizational activities and those necessary to prepare for and close the Public Offering.  Since the consummation of the Public Offering, the Company's activity has been limited to evaluating candidates for its Initial Business Combination.
Fiscal Year End
The Company has selected December 31 as its fiscal year end.
The Trust Account
The Trust Account is a segregated account at KBC Bank located in Belgium into which the net proceeds from the Public Offering and the sale of the Private Placement Warrants were deposited in accordance with an Investment Management Trust Agreement by and among the Company, KBC Bank and Continental Stock Transfer & Trust Company ("Continental") and pursuant to which Continental is acting as trustee. The Trust Account will be invested only in permitted United States "government securities" within the meaning of Section 2(a)(16) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act.  At December 31, 2017, the Trust Account consisted of investments in US Treasury bills with maturity date January 10, 2018.
The Company's amended and restated articles of incorporation provide that, other than the withdrawal of investment earnings earned on the Trust Account to pay taxes or to fund working capital requirements, none of the funds held in the trust account will be released until the earlier of (i) the completion of the Company's Initial Business Combination, (ii) the redemption of the Public Shares if the Company is unable to complete the Initial Business Combination within 24 months from the closing of the Public Offering, subject to applicable law, or (iii) the redemption of the Public Shares properly submitted in connection with a shareholder vote to approve an amendment to the Company's amended and restated articles of incorporation that would affect the substance or timing of its obligation to redeem 100% of the Public Shares if the Company has not consummated an Initial Business Combination within 24 months from the closing of the Public Offering.
Business Combination
The Company's management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the sale of the Private Placement Warrants, although substantially all of the net proceeds are intended to be generally applied toward completing the Initial Business Combination. There is no assurance that the Company will be able to successfully complete the Initial Business Combination.
The Company will provide its public shareholders with the opportunity to redeem all or a portion of their Public Shares, (i) if the Company is a foreign private issuer ("FPI"), upon the completion of the Initial Business Combination, by means of a tender offer in accordance with the U.S. tender offer rules or, (ii) if the Company is not an FPI, either, (A) in connection with a shareholder meeting called to approve the Initial Business Combination, in conjunction with a proxy solicitation for such meeting pursuant to the U.S. proxy rules or, (B) by means of a tender offer, in each case, for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Initial Business Combination, less taxes payable and any amounts released to the Company to fund working capital requirements.  However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. In such case, the Company would not proceed with the redemption of its Public Shares and the related Initial Business Combination, and instead may search for an alternate business combination.
The Company will only have 24 months from the closing of the Public Offering, being November 23, 2016, to consummate an Initial Business Combination. If the Company does not complete the Initial Business Combination within this period of time, it shall, (i) cease all operations except for the purposes of winding up, (ii) as promptly as reasonably possible, but not more than ten business days thereafter, redeem the Public Shares for a per-share pro rata portion of the Trust Account, less taxes payable (less up to $100,000 of such net interest to pay dissolution expenses) and, (iii) as promptly as possible following such redemption, subject to the approval of the Company's remaining shareholders and Board of Directors, dissolve and liquidate the balance of the Company's net assets to its remaining shareholders, as part of its plan of dissolution and liquidation, subject to applicable law. The Sponsor entered into a letter agreement with the Company, pursuant to which it has waived its rights to participate in any redemption with respect to the Founder Shares (as defined below); however, if the Sponsor or any of the Company's officers, directors or affiliates acquire Class A Common Shares in or after the Public Offering, they will be entitled to a pro rata share of the Trust Account upon the Company's redemption or liquidation in the event the Company does not complete the Initial Business Combination within the required time period.